Average Annual Total Returns			12 Months Ended	29 Months Ended	38 Months Ended
		Jul. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Schwab Ariel Opportunities ETF
Prospectus [Line Items]
Average Annual Return, Percent			16.03%		3.00%
Performance Inception Date		Nov. 16, 2021
Schwab Ariel Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.89%		2.86%
Schwab Ariel Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.57%		2.28%
Schwab Crypto Thematic ETF
Prospectus [Line Items]
Average Annual Return, Percent			41.92%	28.57%
Performance Inception Date		Aug. 04, 2022
Schwab Crypto Thematic ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			41.63%	28.15%
Schwab Crypto Thematic ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			24.89%	22.39%
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%		9.24%
Russell 2500™ Index
Prospectus [Line Items]
Average Annual Return, Percent			12.00%		0.85%
MSCI ACWI Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.49%	13.93%
Schwab Crypto Thematic Index® (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		42.24%	28.59%

[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.